Quarterly Holdings Report
for
Fidelity® Intermediate Bond Fund
November 30, 2022
IBF-NPRT1-0123
1.813081.118
Nonconvertible Bonds - 39.8%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
1.65% 2/1/28	4,281	3,675
4.3% 2/15/30	6,552	6,225
NTT Finance Corp.:
1.162% 4/3/26 (b)	4,930	4,379
1.591% 4/3/28 (b)	6,814	5,764
Verizon Communications, Inc.:
2.1% 3/22/28	5,134	4,492
2.355% 3/15/32	1,666	1,337
		25,872
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	3,276	3,047
4.908% 7/23/25	3,158	3,108
Discovery Communications LLC 3.625% 5/15/30	1,082	912
Magallanes, Inc.:
3.755% 3/15/27 (b)	3,181	2,899
4.054% 3/15/29 (b)	535	469
		10,435
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 3.2% 3/15/27 (b)	1,663	1,552
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	2,296	1,950
2.625% 4/15/26	5,569	5,107
3.5% 4/15/25	2,752	2,665
		11,274
TOTAL COMMUNICATION SERVICES		47,581
CONSUMER DISCRETIONARY - 2.5%
Automobiles - 1.3%
General Motors Co. 6.125% 10/1/25	3,276	3,319
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,318	1,247
1.25% 1/8/26	3,715	3,256
2.35% 2/26/27	2,686	2,365
3.25% 1/5/23	3,603	3,597
4.15% 6/19/23	3,946	3,920
4.35% 4/9/25	3,931	3,847
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	8,052	7,209
3.125% 5/12/23 (b)	1,548	1,534
4.35% 6/8/27 (b)	2,839	2,747
		33,041
Household Durables - 0.2%
Toll Brothers Finance Corp.:
4.875% 11/15/25	2,883	2,768
4.875% 3/15/27	1,404	1,315
		4,083
Multiline Retail - 0.3%
Dollar Tree, Inc. 4% 5/15/25	7,993	7,831
Specialty Retail - 0.7%
AutoZone, Inc.:
3.625% 4/15/25	354	344
4% 4/15/30	3,276	3,063
Lowe's Companies, Inc.:
1.7% 9/15/28	3,276	2,787
4.5% 4/15/30	4,586	4,462
O'Reilly Automotive, Inc.:
3.9% 6/1/29	3,276	3,065
4.2% 4/1/30	367	348
Ross Stores, Inc. 0.875% 4/15/26	5,302	4,664
The Home Depot, Inc. 2.5% 4/15/27	234	217
		18,950
TOTAL CONSUMER DISCRETIONARY		63,905
CONSUMER STAPLES - 2.0%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 3.5% 6/1/30	1,111	1,026
Molson Coors Beverage Co. 3% 7/15/26	2,948	2,765
		3,791
Food & Staples Retailing - 0.1%
7-Eleven, Inc. 0.95% 2/10/26 (b)	1,515	1,329
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	1,785	1,521
		2,850
Food Products - 0.6%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	3,770	3,286
3% 2/2/29 (b)	3,276	2,748
5.125% 2/1/28 (b)	7,862	7,497
JDE Peet's BV 1.375% 1/15/27 (b)	1,001	845
		14,376
Tobacco - 1.2%
Altria Group, Inc.:
2.35% 5/6/25	658	617
4.8% 2/14/29	1,001	961
BAT Capital Corp.:
3.222% 8/15/24	1,965	1,895
4.7% 4/2/27	4,143	3,995
BAT International Finance PLC 1.668% 3/25/26	8,124	7,201
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	5,438	5,186
Philip Morris International, Inc. 5.125% 11/17/27	10,400	10,422
		30,277
TOTAL CONSUMER STAPLES		51,294
ENERGY - 3.3%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 2.061% 12/15/26	1,245	1,121
Oil, Gas & Consumable Fuels - 3.2%
Canadian Natural Resources Ltd. 3.9% 2/1/25	2,228	2,180
Cenovus Energy, Inc. 4.25% 4/15/27	7,207	6,904
DCP Midstream Operating LP:
3.875% 3/15/23	2,313	2,301
5.375% 7/15/25	3,931	3,882
Eastern Gas Transmission & Storage, Inc. 3% 11/15/29	3,603	3,144
Energy Transfer LP:
2.9% 5/15/25	3,931	3,708
3.6% 2/1/23	2,150	2,143
4.2% 9/15/23	1,088	1,080
4.5% 4/15/24	5,330	5,263
4.95% 6/15/28	3,276	3,169
5.875% 1/15/24	3,953	3,968
EQT Corp.:
3.9% 10/1/27	1,965	1,819
5.7% 4/1/28	352	352
Equinor ASA 1.75% 1/22/26	723	663
Hess Corp. 4.3% 4/1/27	12,776	12,280
Hess Midstream Partners LP 5.625% 2/15/26 (b)	5,241	5,152
Kinder Morgan Energy Partners LP 3.5% 9/1/23	1,980	1,954
MPLX LP:
1.75% 3/1/26	3,210	2,865
4% 2/15/25	328	318
4% 3/15/28	3,276	3,067
4.5% 7/15/23	649	645
Occidental Petroleum Corp. 2.9% 8/15/24	4,024	3,863
Petroleos Mexicanos 6.7% 2/16/32	3,107	2,395
Plains All American Pipeline LP/PAA Finance Corp. 3.85% 10/15/23	1,736	1,713
Southeast Supply Header LLC 4.25% 6/15/24 (b)	2,009	1,813
The Williams Companies, Inc.:
4.3% 3/4/24	1,631	1,612
4.55% 6/24/24	1,669	1,652
Western Gas Partners LP 3 month U.S. LIBOR + 1.100% 5.0407% 1/13/23 (c)(d)	1,358	1,355
		81,260
TOTAL ENERGY		82,381
FINANCIALS - 20.6%
Banks - 11.2%
Bank of America Corp.:
1.197% 10/24/26 (c)	11,465	10,178
1.319% 6/19/26 (c)	3,734	3,369
2.496% 2/13/31 (c)	3,276	2,695
3.384% 4/2/26 (c)	5,798	5,521
3.97% 3/5/29 (c)	3,276	3,043
3.974% 2/7/30 (c)	4,455	4,097
4.25% 10/22/26	3,873	3,792
4.271% 7/23/29 (c)	2,293	2,158
4.45% 3/3/26	2,283	2,245
4.948% 7/22/28 (c)	5,700	5,588
Bank of Nova Scotia 4.5% 12/16/25	4,193	4,141
Barclays PLC:
1.007% 12/10/24 (c)	2,582	2,442
2.279% 11/24/27 (c)	8,576	7,376
2.852% 5/7/26 (c)	6,455	5,952
3.932% 5/7/25 (c)	5,916	5,707
5.304% 8/9/26 (c)	2,635	2,591
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	3,654	3,174
2.219% 6/9/26 (b)(c)	2,279	2,093
Capital One NA 2.28% 1/28/26 (c)	3,728	3,468
Citigroup, Inc.:
3.106% 4/8/26 (c)	3,669	3,480
4.6% 3/9/26	2,180	2,149
Danske Bank A/S 3.875% 9/12/23 (b)	1,965	1,936
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	2,813	2,454
1.605% 3/30/28 (b)(c)	6,094	5,181
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	495	489
HSBC Holdings PLC:
0.976% 5/24/25 (c)	1,638	1,507
1.645% 4/18/26 (c)	8,191	7,360
2.251% 11/22/27 (c)	9,709	8,369
2.999% 3/10/26 (c)	5,241	4,891
4.292% 9/12/26 (c)	3,276	3,121
5.21% 8/11/28 (c)	4,111	3,967
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	3,284	3,119
ING Groep NV 1.726% 4/1/27 (c)	2,376	2,097
Intesa Sanpaolo SpA:
3.375% 1/12/23 (b)	3,014	3,005
5.71% 1/15/26 (b)	3,236	3,126
JPMorgan Chase & Co.:
1.045% 11/19/26 (c)	3,826	3,375
1.47% 9/22/27 (c)	6,480	5,625
2.069% 6/1/29 (c)	4,914	4,132
2.083% 4/22/26 (c)	4,652	4,322
2.522% 4/22/31 (c)	3,276	2,709
2.947% 2/24/28 (c)	11,853	10,782
2.956% 5/13/31 (c)	4,616	3,849
3.797% 7/23/24 (c)	3,171	3,138
3.875% 9/10/24	3,386	3,328
4.125% 12/15/26	3,322	3,245
4.25% 10/1/27	2,621	2,555
Mitsubishi UFJ Financial Group, Inc.:
1.64% 10/13/27 (c)	7,999	6,914
2.193% 2/25/25	4,678	4,393
4.05% 9/11/28	3,276	3,086
5.017% 7/20/28 (c)	8,910	8,734
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (c)	6,552	5,668
4.254% 9/11/29 (c)	1,965	1,812
NatWest Group PLC:
1.642% 6/14/27 (c)	2,293	1,963
2.359% 5/22/24 (c)	2,714	2,662
3.073% 5/22/28 (c)	2,293	2,030
4.519% 6/25/24 (c)	4,506	4,459
Rabobank Nederland 1.98% 12/15/27 (b)(c)	2,686	2,326
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	5,891	5,112
Societe Generale:
1.792% 6/9/27 (b)(c)	4,104	3,492
4.25% 4/14/25 (b)	1,994	1,905
4.677% 6/15/27 (b)	5,569	5,432
4.75% 11/24/25 (b)	4,777	4,550
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/26	5,765	5,013
SVB Financial Group:
2.1% 5/15/28	1,007	826
3.125% 6/5/30	1,934	1,582
The Toronto-Dominion Bank 2.8% 3/10/27	4,990	4,581
Truist Financial Corp. 4.26% 7/28/26 (c)	5,759	5,654
Wells Fargo & Co.:
2.164% 2/11/26 (c)	5,575	5,198
3.526% 3/24/28 (c)	3,510	3,260
4.3% 7/22/27	6,407	6,188
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	4,259	3,933
4.11% 7/24/34 (c)	1,178	1,005
		284,719
Capital Markets - 3.2%
Ares Capital Corp. 3.25% 7/15/25	9,000	8,232
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	5,890	4,632
2.593% 9/11/25 (b)(c)	3,276	2,902
4.207% 6/12/24 (b)(c)	8,845	8,583
4.55% 4/17/26	3,276	2,847
6.373% 7/15/26 (b)(c)	4,455	4,131
Deutsche Bank AG 4.5% 4/1/25	4,541	4,306
Deutsche Bank AG New York Branch:
1.447% 4/1/25 (c)	3,868	3,568
2.129% 11/24/26 (c)	6,434	5,631
2.222% 9/18/24 (c)	4,403	4,224
2.311% 11/16/27 (c)	4,775	3,989
Goldman Sachs Group, Inc. 4.482% 8/23/28 (c)	3,462	3,324
Moody's Corp.:
3.25% 1/15/28	4,586	4,237
3.75% 3/24/25	2,605	2,538
Morgan Stanley:
0.79% 5/30/25 (c)	1,638	1,518
2.188% 4/28/26 (c)	3,603	3,351
3.737% 4/24/24 (c)	3,733	3,707
3.875% 1/27/26	3,014	2,920
S&P Global, Inc. 2.45% 3/1/27 (b)	4,586	4,217
State Street Corp. 2.901% 3/30/26 (c)	199	189
UBS Group AG 1.008% 7/30/24 (b)(c)	2,724	2,640
		81,686
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	3,495	3,084
2.45% 10/29/26	1,390	1,222
3% 10/29/28	1,456	1,230
3.3% 1/23/23	3,800	3,789
4.125% 7/3/23	4,646	4,604
6.5% 7/15/25	1,093	1,104
Ally Financial, Inc.:
1.45% 10/2/23	640	618
2.2% 11/2/28	4,939	3,944
3.05% 6/5/23	2,817	2,779
4.625% 3/30/25	1,965	1,928
4.75% 6/9/27	7,141	6,723
5.125% 9/30/24	6,421	6,370
5.75% 11/20/25	1,336	1,318
Capital One Financial Corp.:
1.878% 11/2/27 (c)	11,269	9,779
2.359% 7/29/32 (c)	6,552	4,774
2.636% 3/3/26 (c)	3,276	3,055
3.2% 2/5/25	2,293	2,202
4.985% 7/24/26 (c)	2,495	2,473
Discover Financial Services 4.5% 1/30/26	1,591	1,532
Ford Motor Credit Co. LLC:
2.3% 2/10/25	2,621	2,405
3.375% 11/13/25	8,189	7,555
Synchrony Financial:
4.25% 8/15/24	3,276	3,195
4.375% 3/19/24	4,395	4,316
		79,999
Diversified Financial Services - 1.7%
Athene Global Funding:
0.95% 1/8/24 (b)	4,427	4,197
1.73% 10/2/26 (b)	4,452	3,839
2.646% 10/4/31 (b)	6,486	4,991
Blackstone Private Credit Fund 4.7% 3/24/25	10,119	9,890
Brixmor Operating Partnership LP:
3.85% 2/1/25	1,919	1,841
4.125% 6/15/26	882	829
Corebridge Financial, Inc.:
3.65% 4/5/27 (b)	1,815	1,699
3.85% 4/5/29 (b)	1,139	1,037
3.9% 4/5/32 (b)	1,356	1,196
Equitable Holdings, Inc. 4.35% 4/20/28	7,076	6,730
Jackson Financial, Inc.:
5.17% 6/8/27	1,257	1,232
5.67% 6/8/32	4,927	4,681
		42,162
Insurance - 1.3%
AFLAC, Inc. 3.6% 4/1/30	735	678
AIA Group Ltd.:
3.375% 4/7/30 (b)	2,279	2,012
3.9% 4/6/28 (b)	5,569	5,236
American International Group, Inc. 2.5% 6/30/25	2,446	2,310
Aon PLC 3.875% 12/15/25	4,072	3,958
Equitable Financial Life Global Funding:
1.3% 7/12/26 (b)	3,276	2,864
1.4% 8/27/27 (b)	3,276	2,755
1.7% 11/12/26 (b)	4,175	3,674
Five Corners Funding Trust II 2.85% 5/15/30 (b)	2,963	2,514
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	1,585	1,563
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	2,819	2,630
Willis Group North America, Inc. 4.5% 9/15/28	3,603	3,404
		33,598
TOTAL FINANCIALS		522,164
HEALTH CARE - 1.6%
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp. 2.75% 9/23/26 (b)	2,685	2,461
Health Care Providers & Services - 1.2%
Centene Corp.:
2.45% 7/15/28	2,742	2,306
4.25% 12/15/27	3,276	3,074
Cigna Corp. 3.4% 3/1/27	2,948	2,784
HCA Holdings, Inc.:
3.125% 3/15/27 (b)	8,583	7,807
3.5% 9/1/30	1,638	1,408
5.625% 9/1/28	3,276	3,266
5.875% 2/1/29	1,806	1,818
Humana, Inc.:
1.35% 2/3/27	3,931	3,391
3.7% 3/23/29	1,041	959
Sabra Health Care LP:
3.2% 12/1/31	2,600	1,950
3.9% 10/15/29	885	731
UnitedHealth Group, Inc. 2.75% 2/15/23	448	446
		29,940
Pharmaceuticals - 0.3%
Elanco Animal Health, Inc. 5.772% 8/28/23	420	418
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27	7,000	6,535
Mylan NV 4.55% 4/15/28	1,002	944
Viatris, Inc.:
1.65% 6/22/25	290	263
2.7% 6/22/30	1,005	802
		8,962
TOTAL HEALTH CARE		41,363
INDUSTRIALS - 2.2%
Aerospace & Defense - 0.7%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	1,416	1,380
BAE Systems PLC 3.4% 4/15/30 (b)	1,006	895
The Boeing Co.:
1.167% 2/4/23	3,772	3,744
2.7% 2/1/27	3,276	2,960
5.04% 5/1/27	6,027	5,969
5.15% 5/1/30	2,752	2,685
		17,633
Airlines - 0.5%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	2,890	2,419
Delta Air Lines, Inc.:
2.9% 10/28/24	3,603	3,416
3.8% 4/19/23	1,834	1,815
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	1,976	1,700
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	2,207	2,005
		11,355
Building Products - 0.0%
Carrier Global Corp. 2.493% 2/15/27	983	893
Machinery - 0.3%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	4,559	3,998
Otis Worldwide Corp. 2.056% 4/5/25	3,400	3,185
		7,183
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
0.7% 2/15/24	1,801	1,696
0.8% 8/18/24	2,701	2,484
2.2% 1/15/27	2,524	2,202
4.25% 2/1/24	1,937	1,903
		8,285
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	4,665	4,283
3.25% 2/15/27 (b)	1,829	1,555
3.95% 7/1/24 (b)	1,996	1,901
4.375% 5/1/26 (b)	670	609
5.5% 1/15/26 (b)	1,203	1,139
		9,487
TOTAL INDUSTRIALS		54,836
INFORMATION TECHNOLOGY - 0.8%
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc. 1.95% 2/15/28 (b)	3,276	2,769
Micron Technology, Inc. 4.185% 2/15/27	5,602	5,356
		8,125
Software - 0.5%
Oracle Corp. 1.65% 3/25/26	2,045	1,836
Roper Technologies, Inc.:
1.4% 9/15/27	3,276	2,800
2% 6/30/30	3,754	3,008
VMware, Inc.:
1% 8/15/24	4,004	3,728
1.4% 8/15/26	1,758	1,546
		12,918
TOTAL INFORMATION TECHNOLOGY		21,043
MATERIALS - 0.4%
Chemicals - 0.4%
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (b)	655	579
1.832% 10/15/27 (b)	3,276	2,738
LYB International Finance III LLC 1.25% 10/1/25	3,156	2,809
The Mosaic Co. 4.25% 11/15/23	3,338	3,305
		9,431
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Homes 4 Rent LP 3.625% 4/15/32	1,247	1,057
Boston Properties, Inc. 3.2% 1/15/25	1,965	1,885
Corporate Office Properties LP 2% 1/15/29	2,376	1,839
Federal Realty Investment Trust 3.95% 1/15/24	4,586	4,523
Hudson Pacific Properties LP 4.65% 4/1/29	4,167	3,629
Kite Realty Group Trust 4% 3/15/25	1,572	1,508
LXP Industrial Trust (REIT) 4.4% 6/15/24	780	758
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	412	407
4.5% 1/15/25	728	708
4.5% 4/1/27	8,385	7,816
4.95% 4/1/24	723	713
5.25% 1/15/26	5,346	5,219
Piedmont Operating Partnership LP 2.75% 4/1/32	493	352
SITE Centers Corp.:
3.625% 2/1/25	890	840
4.25% 2/1/26	1,471	1,399
Spirit Realty LP 2.1% 3/15/28	3,099	2,519
Sun Communities Operating LP 2.3% 11/1/28	561	462
Ventas Realty LP:
2.65% 1/15/25	2,611	2,465
3% 1/15/30	1,365	1,160
3.5% 4/15/24	1,559	1,515
4% 3/1/28	765	713
VICI Properties LP 5.125% 5/15/32	577	541
Vornado Realty LP 2.15% 6/1/26	613	518
Welltower, Inc. 3.625% 3/15/24	1,673	1,639
WP Carey, Inc.:
3.85% 7/15/29	415	373
4.6% 4/1/24	3,389	3,369
		47,927
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,883	2,867
4.1% 10/1/24	247	238
		3,105
TOTAL REAL ESTATE		51,032
UTILITIES - 2.5%
Electric Utilities - 1.3%
Cleco Corporate Holdings LLC 3.743% 5/1/26	3,931	3,707
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)	6,190	5,671
Edison International 2.95% 3/15/23	790	786
Eversource Energy 2.8% 5/1/23	3,065	3,038
Exelon Corp.:
2.75% 3/15/27 (b)	510	470
3.35% 3/15/32 (b)	5,206	4,574
FirstEnergy Corp.:
1.6% 1/15/26	379	335
2.05% 3/1/25	2,124	1,960
IPALCO Enterprises, Inc. 3.7% 9/1/24	803	778
Pacific Gas & Electric Co. 3.25% 2/16/24	1,002	972
Southern Co. 5.113% 8/1/27	3,276	3,265
Virginia Electric & Power Co. 2.4% 3/30/32	3,276	2,676
Vistra Operations Co. LLC 5% 7/31/27 (b)	6,060	5,688
		33,920
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.:
1.375% 1/15/26	7,207	6,402
3.3% 7/15/25 (b)	3,979	3,724
3.95% 7/15/30 (b)	4,292	3,758
		13,884
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	3,931	3,659
3.7% 7/15/30	306	284
NiSource, Inc.:
0.95% 8/15/25	1,575	1,420
2.95% 9/1/29	3,931	3,447
Puget Energy, Inc.:
3.65% 5/15/25	1,965	1,871
4.224% 3/15/32	3,276	2,923
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.7186% 5/15/67 (c)(d)	2,216	1,817
		15,421
TOTAL UTILITIES		63,225
TOTAL NONCONVERTIBLE BONDS (Cost $1,098,571)		1,008,255

U.S. Treasury Obligations - 42.7%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Notes:
0.625% 7/31/26	27,290	24,176
0.75% 11/15/24	12,577	11,726
1.125% 8/31/28 (e)	69,709	60,111
1.25% 9/30/28	17,505	15,177
1.375% 10/31/28	9,435	8,224
1.5% 1/31/27	26,945	24,452
1.625% 9/30/26	52,120	47,851
1.625% 8/15/29	88,353	77,588
1.75% 3/15/25	146,201	138,308
1.875% 2/28/27	28,931	26,643
2.125% 5/15/25	656	624
2.25% 8/15/27	9,273	8,637
2.375% 3/31/29	57,612	53,019
2.625% 7/31/29	92,414	86,220
2.75% 8/15/32	191,064	176,982
3.125% 11/15/28	153,205	147,502
3.25% 6/30/29	50,454	48,881
3.5% 9/15/25	42,649	41,962
4% 10/31/29	49,898	50,655
4.125% 9/30/27	32,339	32,733
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,150,946)		1,081,471

U.S. Government Agency - Mortgage Securities - 0.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.7%
2.5% 10/1/31 to 1/1/33	2,899	2,717
3% 11/1/32 to 12/1/32	9,935	9,501
3.5% 9/1/34 to 10/1/34	3,469	3,365
4.5% 3/1/39 to 8/1/39	826	822
5.5% 11/1/34 to 6/1/36	761	780
6.5% 7/1/32 to 8/1/36	468	491
7% 8/1/25 to 2/1/32	2	2
7.5% 8/1/23 to 8/1/29	12	12
TOTAL FANNIE MAE		17,690
Freddie Mac - 0.1%
5.5% 3/1/34 to 7/1/35	1,299	1,334
7.5% 7/1/27 to 9/1/31	2	2
TOTAL FREDDIE MAC		1,336
Ginnie Mae - 0.0%
7% to 7% 1/15/28 to 11/15/32	422	440
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $20,675)		19,466

Asset-Backed Securities - 7.3%
	Principal Amount (a) (000s)	Value ($) (000s)
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (b)	679	451
Series 2019-2 Class A, 3.376% 10/16/39 (b)	1,552	1,103
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,932	1,536
Series 2021-2A Class A, 2.798% 1/15/47 (b)	3,831	2,987
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 5.3846% 7/22/32 (b)(c)(d)	7,490	7,306
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 1/15/32 (b)(c)(d)	5,700	5,588
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	455	365
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 5.3746% 4/22/31 (b)(c)(d)	5,438	5,324
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 5.1686% 2/25/35 (c)(d)	279	275
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	2,616	2,141
Castlelake Aircraft Securitization Trust:
Series 2019-1A Class A, 3.967% 4/15/39 (b)	1,814	1,530
Series 2021-1R Class A, 2.741% 8/15/41 (b)	3,847	3,299
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	6,154	5,200
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.1791% 7/15/33 (b)(c)(d)	6,373	6,210
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 5.328% 7/27/30 (b)(c)(d)	11,043	10,861
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	7,718	6,611
Dell Equipment Finance Trust Series 2020-2 Class A3, 0.57% 10/23/23 (b)	1,169	1,154
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	4,913	4,598
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (b)(c)(d)	5,454	5,336
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (b)	1,813	1,754
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	761	593
John Deere Owner Trust Series 2019-B Class A4, 2.32% 5/15/26	2,030	2,028
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 0.970% 5.328% 7/27/31 (b)(c)(d)	4,686	4,621
Madison Park Funding XXVI Ltd. Series 2017-26A Class AR, 3 month U.S. LIBOR + 1.200% 5.6147% 7/29/30 (b)(c)(d)	3,512	3,467
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 5.3246% 1/22/31 (b)(c)(d)	7,929	7,782
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	278	269
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	1,429	1,400
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 9.2936% 8/25/34 (c)(d)(f)	104	110
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 5.0791% 7/17/32 (b)(c)(d)	6,158	5,999
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 5.4754% 5/20/29 (b)(c)(d)	3,988	3,932
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.2886% 1/25/36 (c)(d)	139	136
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	3,432	2,996
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	4,854	4,745
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	3,061	2,306
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,874	1,764
1.631% 5/15/51 (b)	9,827	8,338
1.884% 7/15/50 (b)	703	618
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.1391% 7/15/32 (b)(c)(d)	4,706	4,596
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 5.0991% 1/15/34 (b)(c)(d)	6,583	6,446
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 5.6097% 11/18/30 (b)(c)(d)	5,936	5,836
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 5.0091% 7/15/30 (b)(c)(d)	7,194	7,063
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 4.9036% 9/25/34 (c)(d)	75	71
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (b)	1,211	1,017
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,822	1,377
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 4.3007% 4/6/42 (b)(c)(d)	1,143	864
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	25	25
Series 2021-3 Class A, 0.83% 7/20/31 (b)	1,519	1,475
Series 2021-4 Class A, 0.84% 9/20/31 (b)	2,532	2,443
Series 2021-5 Class A, 1.31% 11/20/31 (b)	3,610	3,444
3.12% 3/20/32 (b)	5,660	5,440
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	697	665
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	3,221	2,909
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	4,418	4,086
Verizon Master Trust Series 2021-1 Class B, 0.69% 5/20/27	6,025	5,590
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 5.0291% 4/17/30 (b)(c)(d)	6,038	5,935
TOTAL ASSET-BACKED SECURITIES (Cost $196,706)		184,015

Collateralized Mortgage Obligations - 2.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 2.6%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	1,764	1,614
Series 2021-C Class A, 2.115% 1/25/61 (b)	1,482	1,388
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	4,218	3,484
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	2,206	1,976
BRAVO Residential Funding Trust sequential payer:
Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	1,963	1,708
Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	8,321	6,909
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	1,304	1,223
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	809	776
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,229	1,157
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,662	1,553
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	6,163	5,932
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)	472	456
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	6,744	6,215
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	548	463
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	5,255	5,050
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	2,329	1,979
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	4,880	4,116
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	882	797
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	765	695
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	1,611	1,431
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	120	106
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	2,046	1,984
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	4,194	3,662
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	3,178	2,882
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	670	595
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	922	807
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	3,246	2,959
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	2,095	1,984
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	1,143	1,108
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (c)(d)	1	1
TOTAL PRIVATE SPONSOR		65,010
U.S. Government Agency - 0.0%
Fannie Mae Series 2013-16 Class GP, 3% 3/25/33	1,226	1,182
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	209	208
TOTAL U.S. GOVERNMENT AGENCY		1,390
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $73,843)		66,400

Commercial Mortgage Securities - 5.9%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 4.945% 1/15/39 (b)(c)(d)	1,605	1,546
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,164	1,076
BANK:
sequential payer:
Series 2018-BN14 Class ASB, 4.185% 9/15/60	4,259	4,112
Series 2018-BN15 Class ASB, 4.285% 11/15/61	2,621	2,540
Series 2021-BN33 Class XA, 1.1716% 5/15/64 (c)(g)	12,432	720
Barclays Commercial Mortgage Securities LLC sequential payer Series 2019-C5 Class ASB, 2.99% 11/15/52	3,603	3,297
BCP Trust floater Series 2021-330N Class A, 1 month U.S. LIBOR + 0.790% 4.674% 6/15/38 (b)(c)(d)	7,993	7,500
Benchmark Mortgage Trust:
Series 2018-B7 Class A2, 4.377% 5/15/53	2,126	2,094
Series 2019-B12 Class XA, 1.1696% 8/15/52 (c)(g)	16,201	686
Series 2019-B14 Class XA, 0.9039% 12/15/62 (c)(g)	16,232	525
Series 2020-B17 Class XA, 1.5386% 3/15/53 (c)(g)	32,107	1,986
Series 2020-B19 Class XA, 1.885% 9/15/53 (c)(g)	21,230	1,651
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 5.925% 11/15/28 (b)(c)(d)	504	497
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 4.625% 9/15/26 (b)(c)(d)	3,158	2,972
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 4.5651% 10/15/36 (b)(c)(d)	2,970	2,835
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 4.5273% 5/15/38 (b)(c)(d)	2,359	2,258
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 4.726% 11/15/38 (b)(c)(d)	2,945	2,824
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 4.5109% 10/15/26 (b)(c)(d)	2,757	2,616
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 5.9593% 10/15/39 (b)(c)(d)	1,627	1,620
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 4.5753% 1/15/34 (b)(c)(d)	1,043	1,007
Series 2021-SOAR Class A, 4.546% 6/15/38 (b)(c)	2,648	2,535
floater, sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (b)(c)(d)	3,563	3,500
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	1,533	1,446
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	4,202	3,716
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	3,020	2,601
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 4.8253% 11/15/36 (b)(c)(d)	870	845
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 4.995% 6/15/34 (b)(c)(d)	2,767	2,713
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC23 Class A3, 3.356% 7/10/47	1,912	1,840
Series 2016-GC37 Class AAB, 3.098% 4/10/49	436	418
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	1,000	991
Series 2013-CR13 Class AM, 4.449% 11/10/46	5,021	4,887
Credit Suisse Mortgage Trust:
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	955	852
Series 2018-SITE Class A, 4.284% 4/15/36 (b)	1,224	1,161
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	2,126	2,055
Series 2020-C19 Class ASB, 2.5501% 3/15/53	12,447	11,054
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 4.577% 11/15/38 (b)(c)(d)	4,100	3,911
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 4.956% 7/15/38 (b)(c)(d)	1,273	1,224
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 4.825% 10/15/36 (b)(c)(d)	1,714	1,595
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	515	495
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	3,435	3,365
Series 2013-GC13 Class A/S, 4.2141% 7/10/46 (b)(c)	8,756	8,621
Series 2013-GC16 Class A/S, 4.649% 11/10/46	8,768	8,589
Series 2015-GC30 Class A/S, 3.777% 5/10/50	539	506
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	1,623	1,565
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 5.125% 9/15/29 (b)(c)(d)	1,415	1,373
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46	1,349	1,335
Series 2013-C10 Class A5, 3.1425% 12/15/47	540	538
Series 2013-C16 Class A/S, 4.5169% 12/15/46	2,687	2,629
Series 2013-LC11 Class A/S, 3.216% 4/15/46	669	655
Series 2018-AON Class D, 4.767% 7/5/31 (b)(c)	3,508	3,038
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (b)	2,058	1,922
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 4.575% 3/15/38 (b)(c)(d)	2,260	2,173
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 4.575% 7/15/38 (b)(c)(d)	1,380	1,319
Morgan Stanley BAML Trust:
sequential payer Series 2013-C11 Class A4, 4.3447% 8/15/46 (c)	1,081	1,065
Series 2014-C17 Class ASB, 3.477% 8/15/47	1,206	1,183
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,542	2,359
Series 2021-L6 Class XA, 1.3449% 6/15/54 (c)(g)	4,410	284
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 4.359% 10/15/36 (b)(c)(d)	4,441	4,213
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 4.6061% 11/15/38 (b)(c)(d)	2,759	2,636
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C8 Class ASB, 3.903% 2/15/51	2,811	2,699
Series 2017-C7 Class XA, 1.1862% 12/15/50 (c)(g)	54,614	1,942
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,328	1,032
Series 2020-LAB Class X, 0.5162% 10/10/42 (b)(c)(g)	60,125	1,634
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2017-C41 Class ASB, 3.39% 11/15/50	328	313
Series 2017-RC1 Class ASB, 3.453% 1/15/60	1,790	1,721
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $163,991)		150,910

Municipal Securities - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	995	975
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	2,500	2,485
TOTAL MUNICIPAL SECURITIES (Cost $3,495)		3,460

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
United Mexican States:
3.25% 4/16/30	2,368	2,113
3.5% 2/12/34	1,965	1,638
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,314)		3,751

Bank Notes - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c)	4,416	4,162
Truist Bank 2.75% 5/1/23	2,817	2,793
TOTAL BANK NOTES (Cost $7,233)		6,955

Money Market Funds - 0.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.86% (h) (Cost $12,414)	12,411,961	12,414

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,732,188)	2,537,097
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,214)
NET ASSETS - 100.0%	2,533,883

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	236	Mar 2023	48,465	123	123

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $538,501,000 or 21.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $325,000.
(f)	Level 3 security
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	30,227	154,884	172,697	223	-	-	12,414	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	267,407	909,831	1,177,238	59	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	38	-	38	-	(7)	7	-	0.0%
Total	297,672	1,064,715	1,349,973	282	(7)	7	12,414

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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